Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Trade accounts receivable	$ 2,269	$ 2,656
Allowance for doubtful accounts	(50)	(50)
Total accounts receivable net of allowance for doubtful accounts	$ 2,219	$ 2,606